Michael J. Mazza

Assistant General Counsel &

Assistant Secretary

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 2052 office

414 625 2052 fax

michaelmazza@northwesternmutual.com

VIA EDGAR

April 21, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 21 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account A (File Nos. 333-72913, 811-21887) EDGAR CIK No. 0000790162

Commissioners:

On behalf of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or the “Company”), and NML Variable Annuity Account A (the “Account”), we have attached for filing Post-Effective Amendment No. 21 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain individual flexible payment variable contracts (the “Contracts”) under the Securities Act of 1933 (the “1933 Act”). The material filed herewith is also submitted as Amendment No. 13 to the Registration Statement under the Investment Act of 1940.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from the SEC Staff on Post-Effective Amendment No. 20 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. As required by paragraph (b)(4) of Rule 485, the undersigned represents that Post-Effective Amendment No. 21 does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

The following paragraphs provide the Company’s response to oral comments received from Mr. Michael Kosoff of the SEC Staff on March 27, 2009. For the Staff’s convenience, a summary of each of the Staff’s comments is set forth in full below, followed by the Company’s response.

1.	Comment: The prospectus states that there is a withdrawal charge for certain withdrawals from the GIF8 Fixed Account. The preamble notes that the table lists the fees and expenses when investor withdraws from the contract. The contract value is defined to include amounts in the fixed account. Therefore, either include the withdrawal charge for the GIF8 account in the fee table or revise the preamble to restate what charges are described in the table and to alert the investor as to where he can find more information about the GIF8 withdrawal charges. Also, in the footnote with three asterisks, please define the acronym EDB as it is the first time that it is used.

Response: In response to the Staff’s comment, the following disclosure has been added to the preamble to the tables: “These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8 (see “Fixed Options”).” In addition, a parenthetical defining the acronym “EDB” has been inserted after the first use of the term.

2.	Comment: Please confirm the individual fund fee table will be compliant with Item 3 of the Form N-1A as per item 3(a) in Instruction 20 of Form N-4. Expense waivers need to be listed in their own column before the total net operating expenses. The waivers must also be described in footnotes to the fee table and should include a general description and their expiration.

Securities and Exchange Commission

April 21, 2009

Response: In response to the Staff’s comment, an expense waiver column has been added to the individual fund fee table, and the footnotes to the table include a general description of the waivers and their expiration.

3.	Comment: Please disclose which of the investment options, if any, are funds of funds and state that expenses of funds of funds may be higher than those of a regular fund due to the two tiered level of expenses.

Response: In response to the Staff’s comment, the following disclosure has been added to the preamble to the individual portfolio operating expense table: “The Russell Investment Funds LifePoints® Variable Target Portfolio Series are funds of funds and because of their two-tiered structure, may have fees that are higher than other funds.”

4.	Comment: If the expense examples reflect portfolio expenses net of contractual waivers, please note that the waivers should only be reflected in the example for the term of the waiver. Please confirm.

Response: In response to the Staff’s comment, the Company confirms that the waivers are only reflected in the example for the term of the waiver.

5.	Comment: The waiver of withdrawal charges if one selects the fixed income plan with a period certain of 12 years or more can only be reflected if they are contractually provided for rather than terminable at the insurer’s discretion. Please confirm.

Response: In response to the Staff’s comment, the illustrative reference to fixed income plans with a period certain of 12 years or more has been removed from the parenthetical.

6.	Comment: The footnote to the expense examples describes possible charges for transfers between divisions. If the registrant wishes to impose such charges on contract owners, the registrant must disclose the maximum fee in the fee table. Please confirm.

Response: In response to the Staff’s comment, the Company confirms that we will not assess any such charges for transfers between divisions without an appropriate amendment to our disclosure.

7.	Comment: In the MVA Example 3, before providing a numerical example, please include a formula that the contract owner may follow. Otherwise, the contract owner has to mimic an example rather than plugging values into a formula.

Response: In response to the Staff’s comment, the requested formula has been added to the disclosure.

8.	Comment: With regard to the Preservation Plus Strategy disclosure, please explain supplementally whether the guarantee is funded solely by the fixed account investment and its interest rate or whether it is funded in part by a guarantee of the performance of the S&P 500 Index Fund.

Response: In response to the Staff’s comment, the Company confirms that the guarantee is funded solely by the fixed account investment and its interest rate.

9.	Comment: With regard to the Death Benefit section, please note that this method of calculating reductions amplifies those reductions when the contract value is below the death benefit. Also, please provide a brief example of the percentage reduction to the minimum death benefit. Please also clarify whether the percentage reduction for withdrawals applies when a minimum death benefit is based off of contract value rather than premium payment.

Response: In response to the Staff’s comment, the following parenthetical has been added to the first paragraph under the heading “Guaranteed Minimum Death Benefit Example”: “(this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value).” In addition, the percentage reduction to the minimum death benefit has been reflected in the table of examples.

10.	Comment: With regard to Withdrawal Charge Rates section, please set out in the preamble a plain English description of what a “category” is and why you use the term. Also, please consider some other method of demonstrating, to the extent possible, the operation of the withdrawal charges as it is currently very dense and difficult to follow. Please clarify in plain English what is intended by the last sentence of the second paragraph which states that “amounts we used to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.” Provide an example of how the withdrawal charge calculations avoid that scenario.

Securities and Exchange Commission

April 21, 2009

Response: In response to the Staff’s comment, the following explanatory parenthetical has been added after the term “category”: “(i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment.)” In addition, the last sentence of the second paragraph referring to “subsequent withdrawal charges” has been omitted in the interest of clarity. In its place an illustrative example has been added.

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

11.	Comment: If the registrant wishes to rely on the exemption and rule 12h-7 to avoid following the Exchange Act Reports of the Depositor, please include in the prospectus the statement required by Rule 12h-7(f).

Response: Consistent with well-established industry and SEC practice, Northwestern Mutual does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 by virtue of being an issuer of variable insurance products. In light of that belief and the Company’s understanding that various trade groups are in discussions with the SEC staff regarding Rule 12h-7’s applicability to insurance company issuers of variable insurance products, the Company will wait for the conclusion of those discussions before determining whether to include such a representation in the prospectus.

12.	Comment: As the prospectus includes disclosure to the effect that claims made on the assets of the insurer are not attributable to the separate account, please add language explicitly stating that the general account is subject to these claims and that investors must look to the strength of the insurance company with regard to insurance contract guarantees.

Response: In response to the Staff’s comment, the Company has included the following disclosure as the second paragraph under the heading “The Company”:

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments.

13.	Please include the normal Tandy representations in any response.

Response: In response to the Staff’s comment, the Company has included the Tandy representation as part of this response letter below.

***

On behalf of the Registrant, this letter sets forth the representations requested by the SEC staff with respect to the above-referenced filing.

The Registrant acknowledges that:

Securities and Exchange Commission

April 21, 2009

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 21 to the Registration Statement;
•	The lack of SEC Staff comments does not foreclose the SEC from taking any action with respect to the filing; and
•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We believe that the Amendment is complete and responds to all SEC Staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact me at (414) 665-2052. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza

Assistant General Counsel & Assistant Secretary

cc: Michael Kosoff

Enclosures

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